Equity Method Investments - RasGas 3 Joint Venture - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Jul. 09, 2014
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	100.00%
RasGas 3 [Member] | Liquefied Natural Gas [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	40.00%
Number of vessels | Vessel	4
Maximum exposure to loss as a result of investment	$ 161.4
Excelsior [Member]
Schedule of Equity Method Investments [Line Items]
Maximum exposure to loss as a result of investment	49.0
Guaranteed debt	$ 47.5
Angola LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Number of vessels | Vessel	4
Maximum exposure to loss as a result of investment	$ 58.2
Guaranteed debt	272.0
Carrying value of guarantee liability	1.2
Yamal LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture		50.00%
Maximum exposure to loss as a result of investment	$ 99.9